COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 12 - COMMITMENTS AND CONTINGENCIES

Country Risk

As the Group’s principal operations are currently conducted in the PRC, it is subject to considerations and risks not typically associated with companies in North America and Western Europe. These risks include, among others, risks associated with the political, economic, and legal environments and foreign currency exchange limitations encountered in the PRC. The Group’s results of operations may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, among other things.

In addition, all of the Group’s transactions in the PRC are denominated in RMB, which must be converted into other currencies before remittance from the PRC. Both conversion of RMB into foreign currencies and remittance of foreign currencies abroad subject to the regulations of foreign currency governed by the PRC regulatory agents.

Service Contract

On December 25, 2019, the Company signed a one-year Investor Relations Agreement ("IR Agreement II") with Weitian Group LLC. ("Weitian"). Pursuant to the IR Agreement II, Weitian would act as an investor counsel and provide related services to MDJM from January 1, 2020 to December 31, 2020. IR Agreement II will be automatically renewed for consecutive twelve-month terms unless it is terminated or replaced with another agreement. As a consideration, the Company will pay $4,000 per month to Weitian. Either party may terminate the IR Agreement II by providing a written notice ten days before the date of termination.

Legal Proceeding

Except for the following disclosure, we are currently not a party to any litigation of which, if determined adversely to us, would individually or in the aggregate be reasonably expected to have a material adverse effect on our business, operating results, cash flows or financial condition.

The Group will file a civil complaint in local District’s court if there is a dispute on accounts receivable with customers. Historically, the Group usually wins the civil complaint and receives the amount judged by court. Followings are the summarization of total closed civil complaints in 2021 as of August 31, 2021.

	Amount by	Amount by
Case	Filing Date	court in US$	Status
1	12/3/2020	263,256	Received full amount, case closed on 03/19/2021
2	6/24/2020	183,263	Received full amount, case closed on 06/10/2021
3	3/16/2021	15,792	Received full amount, case closed on 06/21/2021
4	3/16/2021	29,840	Received full amount, case closed on 08/16/2021
5	3/16/2021	31,171	Received full amount, case closed on 08/16/2021
6	3/16/2021	12,389	Received full amount, case closed on 05/31/2021
7	3/16/2021	49,554	Received full amount, case closed on 05/31/2021
		585,265

On March 2, 2021, the Group filed a civil complaint in Hongqiao District People’s Court, Tianjin City (the “Hongqiao Court”), alleging a breach of contracts against Tianjin Chengkai Real Estate. Ltd. (“Chengkai”). The total claimed amount is $76,088 (RMB491,343 translated at June 30, 2021 exchange rate). The case is ongoing.